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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Pioneer  Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.7%

 Energy - 5.8%

 Integrated Oil & Gas - 2.7%

 254,888

 Exxon Mobil Corp.

 $

 25,218,619

 150,000

 Occidental Petroleum Corp.

 14,656,500

 $

 39,875,119

 Oil & Gas Refining & Marketing - 1.3%

 224,000

 Marathon Petroleum Corp.

 $

 18,699,520

 Oil & Gas Storage & Transportation - 1.3%

 483,800

 Spectra Energy Corp.

 $

 19,797,096

 Coal & Consumable Fuels - 0.5%

 350,000

 Cameco Corp.

 $

 7,056,000

 Total Energy

 $

 85,427,735

 Materials - 9.0%

 Diversified Chemicals - 1.2%

 105,500

 EI du Pont de Nemours & Co.

 $

 6,784,705

 230,000

 The Dow Chemical Co.

 11,746,100

 $

 18,530,805

 Specialty Chemicals - 4.9%

 5,000

 Givaudan SA

 $

 8,201,320

 200,454

 Johnson Matthey Plc

 10,013,743

 716,600

 The Valspar Corp.

 53,780,830

 $

 71,995,893

 Paper Packaging - 1.4%

 250,000

 MeadWestvaco Corp.

 $

 10,450,000

 267,500

 Sonoco Products Co.

 10,469,950

 $

 20,919,950

 Diversified Metals & Mining - 1.5%

 255,100

 Compass Minerals International, Inc.

 $

 21,943,702

 Total Materials

 $

 133,390,350

 Capital Goods - 6.1%

 Construction & Engineering - 0.2%

 63,899

 InterContinental Hotels Group Plc (A.D.R.)

 $

 2,580,881

 Industrial Conglomerates - 1.6%

 959,984

 General Electric Co.

 $

 24,143,598

 Construction & Farm Machinery & Heavy Trucks - 0.5%

 119,061

 PACCAR, Inc.

 $

 7,413,928

 Industrial Machinery - 2.8%

 1,433,678

 The Gorman-Rupp Co.

 $

 41,547,988

 Trading Companies & Distributors - 1.0%

 200,000

 Rexel SA

 $

 3,878,793

 193,548

 Wolseley Plc

 10,116,409

 $

 13,995,202

 Total Capital Goods

 $

 89,681,597

 Commercial Services & Supplies - 2.0%

 Office Services & Supplies - 0.7%

 202,600

 MSA Safety, Inc.

 $

 10,490,628

 Diversified Support Services - 1.0%

 300,000

 G&K Services, Inc.

 $

 14,427,000

 Human Resource & Employment Services - 0.3%

 100,000

 Randstad Holding NV

 $

 4,963,302

 Total Commercial Services & Supplies

 $

 29,880,930

 Automobiles & Components - 0.7%

 Automobile Manufacturers - 0.7%

 647,536

 Ford Motor Co.

 $

 11,021,063

 Total Automobiles & Components

 $

 11,021,063

 Consumer Durables & Apparel - 0.7%

 Household Appliances - 0.7%

 400,000

 Electrolux AB

 $

 9,965,795

 Total Consumer Durables & Apparel

 $

 9,965,795

 Consumer Services - 3.0%

 Hotels, Resorts & Cruise Lines - 0.9%

 305,331

 InterContinental Hotels Group Plc

 $

 12,422,949

 Leisure Facilities - 2.1%

 607,087

 Cedar Fair LP

 $

 31,447,107

 Total Consumer Services

 $

 43,870,056

 Media - 2.0%

 Advertising - 0.5%

 200,071

 CBS Outdoor Americas, Inc.

 $

 6,660,364

 Movies & Entertainment - 0.6%

 450,000

 Regal Entertainment Group

 $

 8,757,000

 Publishing - 0.9%

 114,100

 John Wiley & Sons, Inc. (Class A) +

 $

 6,856,269

 150,000

 Meredith Corp.

 6,888,000

 $

 13,744,269

 Total Media

 $

 29,161,633

 Retailing - 1.7%

 Distributors - 0.0%

 1,499

 Genuine Parts Co.

 $

 124,147

 Department Stores - 1.4%

 223,538

 Macy's, Inc.

 $

 12,918,261

 113,606

 Nordstrom, Inc.

 7,864,943

 $

 20,783,204

 Apparel Retail - 0.3%

 72,983

 Foot Locker, Inc.

 $

 3,468,882

 Total Retailing

 $

 24,376,233

 Food & Staples Retailing - 0.4%

 Food Retail - 0.4%

 1,000,000

 J Sainsbury Plc

 $

 5,282,534

 Total Food & Staples Retailing

 $

 5,282,534

 Food, Beverage & Tobacco - 12.0%

 Soft Drinks - 1.4%

 353,400

 Dr. Pepper Snapple Group, Inc.

 $

 20,765,784

 Packaged Foods & Meats - 10.6%

 443,300

 Campbell Soup Co.

 $

 18,436,847

 443,287

 General Mills, Inc.

 22,230,843

 72,108

 John B Sanfilippo & Son, Inc.

 1,907,257

 301,010

 Kellogg Co.

 18,009,428

 450,600

 Kraft Foods Group, Inc.

 24,145,401

 100,000

 McCormick & Co., Inc.

 6,578,000

 769,000

 Mondelez International, Inc.

 27,684,000

 503,396

 Pinnacle Foods, Inc.

 15,167,321

 257,582

 The Hershey Co.

 22,705,853

 $

 156,864,950

 Total Food, Beverage & Tobacco

 $

 177,630,734

 Household & Personal Products - 1.1%

 Household Products - 1.1%

 192,210

 The Clorox Co.

 $

 16,697,283

 Total Household & Personal Products

 $

 16,697,283

 Health Care Equipment & Services - 6.6%

 Health Care Equipment - 4.7%

 298,900

 Abbott Laboratories

 $

 12,589,668

 244,100

 Becton Dickinson and Co.

 28,374,184

 153,704

 Medtronic, Inc.

 9,489,685

 1,079,500

 Smith & Nephew Plc

 18,698,499

 $

 69,152,036

 Health Care Distributors - 1.9%

 149,887

 Cardinal Health, Inc.

 $

 10,739,404

 509,300

 Owens & Minor, Inc.

 16,852,737

 $

 27,592,141

 Total Health Care Equipment & Services

 $

 96,744,177

 Pharmaceuticals, Biotechnology & Life Sciences - 7.7%

 Pharmaceuticals - 7.7%

 170,000

 AstraZeneca Plc (A.D.R.)

 $

 12,374,300

 259,300

 Eli Lilly & Co.

 15,832,858

 282,000

 GlaxoSmithKline Plc (A.D.R.)

 13,640,340

 251,700

 Johnson & Johnson

 25,192,653

 498,405

 Merck & Co., Inc.

 28,279,500

 75,000

 Novartis AG (A.D.R.)

 6,520,500

 105,502

 Pfizer, Inc.

 3,027,907

 100,000

 Roche Holding AG (A.D.R.)

 3,632,500

 149,269

 Zoetis, Inc.

 4,912,443

 $

 113,413,001

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 113,413,001

 Banks - 9.9%

 Diversified Banks - 6.0%

 267,000

 Canadian Imperial Bank of Commerce

 $

 24,788,396

 761,700

 US Bancorp/MN

 32,014,251

 622,400

 Wells Fargo & Co.

 31,680,160

 $

 88,482,807

 Regional Banks - 2.3%

 427,900

 BB&T Corp.

 $

 15,840,858

 220,800

 The PNC Financial Services Group, Inc.

 18,229,248

 $

 34,070,106

 Thrifts & Mortgage Finance - 1.6%

 1,028,800

 New York Community Bancorp, Inc.

 $

 16,337,344

 530,000

 People's United Financial, Inc.

 7,695,600

 $

 24,032,944

 Total Banks

 $

 146,585,857

 Diversified Financials - 2.3%

 Other Diversified Financial Services - 0.4%

 361,564

 Bank of America Corp.

 $

 5,513,851

 Asset Management & Custody Banks - 1.9%

 277,100

 Federated Investors, Inc. (Class B)

 $

 7,819,762

 65,000

 Northern Trust Corp.

 4,347,850

 225,754

 State Street Corp.

 15,902,112

 $

 28,069,724

 Total Diversified Financials

 $

 33,583,575

 Insurance - 3.9%

 Life & Health Insurance - 0.5%

 85,000

 Prudential Financial, Inc.

 $

 7,392,450

 Property & Casualty Insurance - 3.4%

 335,587

 The Chubb Corp.

 $

 29,098,749

 239,272

 The Travelers Companies, Inc.

 21,429,200

 $

 50,527,949

 Total Insurance

 $

 57,920,399

 Real Estate - 1.6%

 Office REIT's - 0.4%

 68,671

 Alexandria Real Estate Equities, Inc.

 $

 5,397,541

 Residential REIT's - 0.6%

 122,333

 Camden Property Trust

 $

 8,852,016

 Specialized REIT's - 0.6%

 293,416

 Chesapeake Lodging Trust

 $

 8,708,587

 Total Real Estate

 $

 22,958,144

 Software & Services - 1.6%

 IT Consulting & Other Services - 0.4%

 97,737

 Leidos Holdings, Inc.

 $

 3,610,405

 71,428

 Science Applications International Corp.

 2,983,548

 $

 6,593,953

 Systems Software - 1.2%

 392,095

 Microsoft Corp.

 $

 16,922,820

 Total Software & Services

 $

 23,516,773

 Technology Hardware & Equipment - 0.9%

 Computer Hardware - 0.3%

 125,000

 Hewlett-Packard Co.

 $

 4,451,250

 Technology Distributors - 0.6%

 96,000

 Anixter International, Inc. *

 $

 8,253,120

 Total Technology Hardware & Equipment

 $

 12,704,370

 Semiconductors & Semiconductor Equipment - 6.9%

 Semiconductor Equipment - 0.2%

 86,033

 Cabot Microelectronics Corp. *

 $

 3,457,666

 Semiconductors - 6.7%

 294,684

 Analog Devices, Inc.

 $

 14,625,167

 667,769

 Intel Corp.

 22,630,691

 303,300

 Linear Technology Corp.

 13,386,146

 550,500

 Microchip Technology, Inc.

 24,783,510

 500,000

 NVIDIA Corp.

 8,750,000

 354,200

 Xilinx, Inc.

 14,568,246

 $

 98,743,760

 Total Semiconductors & Semiconductor Equipment

 $

 102,201,426

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.7%

 175,000

 AT&T, Inc.

 $

 6,228,250

 2,400,000

 Singapore Telecommunications, Ltd.

 7,832,258

 229,091

 Verizon Communications, Inc.

 11,550,768

 $

 25,611,276

 Total Telecommunication Services

 $

 25,611,276

 Utilities - 11.1%

 Electric Utilities - 3.9%

 287,150

 American Electric Power Co., Inc.

 $

 14,928,928

 89,899

 Duke Energy Corp.

 6,484,415

 119,900

 NextEra Energy, Inc.

 11,257,411

 200,000

 Northeast Utilities

 8,780,000

 200,000

 The Southern Co.

 8,658,000

 200,000

 Westar Energy, Inc.

 7,208,000

 $

 57,316,754

 Gas Utilities - 3.4%

 370,500

 AGL Resources, Inc.

 $

 19,132,620

 237,700

 National Fuel Gas Co.

 16,379,907

 655,000

 Questar Corp.

 14,567,200

 $

 50,079,727

 Multi-Utilities - 3.0%

 442,569

 Alliant Energy Corp.

 $

 25,005,148

 498,500

 Ameren Corp.

 19,167,325

 $

 44,172,473

 Water Utilities - 0.8%

 262,000

 American Water Works Co., Inc.

 $

 12,515,740

 Total Utilities

 $

 164,084,694

 TOTAL COMMON STOCKS

 (Cost $1,058,634,154)

 $

 1,455,709,635

 TOTAL INVESTMENT IN SECURITIES - 98.7%

 (Cost $1,058,634,154) (a)

 $

 1,455,709,635

 OTHER ASSETS & LIABILITIES - 1.3%

 $

 19,748,377

 TOTAL NET ASSETS - 100.0%

 $

 1,475,458,012

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 †

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At July 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,072,879,381 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                387,280,171

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                  (4,449,917)

 Net unrealized appreciation

 $

 382,830,254

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of July 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $         1,455,709,635

  $                 -

  $           -

  $        1,455,709,635

 Total

  $         1,455,709,635

  $                 -

  $           -

  $        1,455,709,635

 During the period ended July 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Mark Goodwin ----------------------- Mark Goodwin, Executive Vice President Date September 29, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date September 29, 2014 * Print the name and title of each signing officer under his or her signature.